Employee Benefit Plan	1 Months Ended
Jan. 31, 2015
Employee Benefit Plan
EMPLOYEE BENEFIT PLAN

15. EMPLOYEE BENEFIT PLAN

        The Company sponsors a 401(k) defined contribution plan for its employees. This plan provides for tax-deferred salary deductions for all employees. Employee contributions are voluntary. Employees may contribute up to 100% of their annual compensation to this plan, as limited by an annual maximum amount as determined by the Internal Revenue Service. The Company may match employee contributions in amounts to be determined at the Company's sole discretion. The Company has made no contributions to the plan for the months ended January 31, 2015 and 2014 or the years ended December 31, 2014 and 2013.